CONVERTIBLE PROMISSORY NOTE, Fair Value of Derivative and Loan Balances (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	$ 5,281,721
Change in fair value of derivative liability	206,726	$ (144,952)	$ (866,238)
Liability, ending balance	6,327,515	5,281,721
Convertible Debt [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	2,429,227	766,070
Additions		2,653,829
Interest expense	88,778	198,092
Accretion	200,497	552,151
Change in fair value of derivative liability	0	0
Conversion of convertible debt	(1,274,060)	(1,766,066)
Foreign exchange on loan	91,697	25,151
Liability, ending balance	1,536,139	2,429,227	766,070
Derivative Liability [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	206,726	794,631
Additions		503,848
Interest expense	0	0
Accretion	0	0
Change in fair value of derivative liability	(206,726)	112,387
Conversion of convertible debt	0	(1,204,140)
Foreign exchange on loan	0	0
Liability, ending balance	$ 0	$ 206,726	$ 794,631